Royalties Paid (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Royalty Payment [abstract]
Summary of royalties paid

	United States Dollar
Figures in millions unless otherwise stated	2021	2020	2019

Amount owing at beginning of the year	(17.7)	(13.9)	(12.5)
Royalties	(112.4)	(105.0)	(73.7)
Amount owing at end of the year	20.6	17.7	13.9
Translation	0.7	(1.3)	—
Total royalties paid	(108.8)	(102.5)	(72.3)